Fair Value Measurements	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)
Fair Value Measurements
Fair Value Measurements

Note 3.       Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under Accounting Standards Codification Topic 820 are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2	Inputs to the valuation methodology include:
	●	Quoted prices for similar assets or liabilities in active markets;
	●	Quoted prices for identical or similar assets or liabilities in inactive markets;
	●	Inputs other than quoted prices that are observable for the asset or liability;
	●	Inputs that are derived principally from or corroborated by observable market data, by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value.  There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual Funds:  Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact purchases and sales at that price. The mutual funds held by the Plan are deemed to be actively traded.

Collective Trust Funds:  Valued based on the NAV of units of the collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimating fair value and is excluded from the fair value hierarchy. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.  Investments in collective trust funds valued at NAV as a practical expedient can generally be redeemed daily. The collective trust funds are primarily passive funds that provide daily liquidity with no prior notice for partipant transactions, and 2-day prior notice for plan sponsor transactions for the various plan investment options. Participant directed purchases and sales are transacted at the NAV.  There are no unfunded commitments for any of the collective trust funds that the trust invests in.

Employer Common Stock:  Valued at the closing price reported on the active market on which the Employer Common Stock is traded.

The methods described above may produce a fair value calculation that is not indicative of net realizable value or future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,970,797	$—	$—	$15,970,797
Employer Common Stock	2,035,964	—	—	2,035,964
Collective Trust Funds, Measured at NAV*	—	—	—	49,501,271
Total Investments Measured at Fair Value	$18,006,761	$—	$—	67,508,032

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,993,042	$—	$—	$14,993,042
Employer Common Stock	1,926,961	—	—	1,926,961
Collective Trust Funds, Measured at NAV*	—	—	—	42,776,595
Total Investments Measured at Fair Value	$16,920,003	$—	$—	59,696,598

* In accordance with subtopic 820, certain investments that were measured at NAV per share have not been included in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value to another. Plan management evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the year ended December 31, 2025 and 2024, there were no significant transfers in or out of different levels.